Summary of Significant Accounting Policies (Revenue Recognition, Contract Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for doubtful accounts and authorized credits	$ 12.4	$ 7.0
Amount of revenue recognized that included in receipts in advance and deferred revenue	$ 46.4